CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 25,588,668	$ 30,052,823
Equity securities, at fair value	2,252,891	0
Prepaid expenses and other current assets	699,127	116,646
Total current assets	31,776,834	33,282,927
Property and equipment, net	400,720	18,617
Intangible assets, net	29,623,130	0
Goodwill	140,287,000	0
Operating right-of-use assets	1,893,659	77,011
Life settlement policies, at cost	1,697,178	8,716,111
Life settlement policies, at fair value	122,296,559	13,809,352
Available-for-sale securities, at fair value	1,105,935	1,000,000
Other investments, at cost	1,650,000	1,300,000
Other assets	998,945	0
Equity securities, at fair value	96,107	890,829
TOTAL ASSETS	331,826,067	59,094,847
CURRENT LIABILITIES:
Current portion of long-term debt	13,029,632	0
Accrued expenses	4,354,225	0
Accounts payable	0	40,014
Operating lease liabilities	118,058	48,127
Contract liabilities, deposits on pending settlements	507,000	0
Accrued transaction costs	0	908,256
Income taxes payable	751,734	0
Total current liabilities	23,326,331	1,302,409
Operating lease liabilities	1,796,727	29,268
Deferred tax liability	9,199,091	1,363,820
Warrant liability	6,642,960	0
TOTAL LIABILITIES	167,755,991	30,945,150
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; $1,000,000 authorized shares authorized; none issued or outstanding	0	0
Treasury stock - at cost; $146,650 and $— shares, respectively	(1,283,062)	0
Additional paid-in capital	199,826,278	704,963
(Accumulated deficit) retained earnings	(34,726,135)	25,487,323
Accumulated other comprehensive income	108,373	1,052,836
Non-controlling interest	138,283	899,538
Total stockholders' equity	164,070,076	28,149,697	[1],[2]
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	331,826,067	59,094,847
Class A Common Stock
STOCKHOLDERS' EQUITY
Class A common stock, $0.0001 par value; $200,000,000 authorized shares; $63,388,823 and $50,369,350 shares issued, respectively	6,339	5,037
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	2,149,111	10,448
CURRENT LIABILITIES:
Other current liabilities	3,400,734	42,227
Long-term debt	89,137,013	28,249,653
Affiliated Entity
CURRENT ASSETS:
Other receivables	1,007,528	2,904,646
CURRENT LIABILITIES:
Other current liabilities	5,236	263,785
Related Party
CURRENT ASSETS:
Accounts receivable	79,509	198,364
CURRENT LIABILITIES:
Long-term debt	37,653,869	0
Former Members
CURRENT LIABILITIES:
Other current liabilities	$ 1,159,712	$ 0

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.
[2]	The 2023 number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.